Note 4 - Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	As of:
	March 31,	March 31,
	2025	2024
Finished products	$619,598	$795,993
Work in process	106,006	125,027
Raw materials and supplies	237,607	276,454
	963,211	1,197,474
Less: excess of FIFO cost over LIFO cost	(359,256)	(324,782)
Total inventories	$603,955	$872,692